Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 46,244	$ 6,590	¥ 72,722	$ 10,072	¥ 89,850
Short-term investments					69,797
Accounts receivable, net	47,133	6,716	50,118	6,941	76,742
Inventories, net	45,122	6,430	55,189	7,644	81,052
Prepayments and other current assets	110,604	15,762	94,518	13,090	79,359
Amounts due from related parties	19,692	2,806	5,704	790	9,379
Total current assets	268,795	38,304	278,251	38,537	406,179
Non-current assets:
Property and equipment, net	3,769	537	3,103	430	5,492
Intangible assets	16,115	2,296	17,910	2,481	21,594
Operating lease right-of-use assets	6,832	974	8,951	1,240	22,354
Long-term investments	65,656	9,356	65,887	9,126	75,607
Goodwill
Amounts due from related parties, non-current	4,464	636	5,658	784	2,988
Other non-current asset	1,718	245	3,455	479	6,586
Total non-current assets	98,554	14,044	104,964	14,540	134,621
Total assets	367,349	52,348	383,215	53,077	540,800
Current liabilities
Short-term borrowings	13,138	1,872	15,213	2,107	86,261
Accounts payable	42,735	6,090	24,279	3,363	56,022
Salary and welfare payable	2,173	310	2,972	412	6,890
Accrued liabilities and other current liabilities	16,989	2,421	16,667	2,308	22,104
Amounts due to related parties, current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB21 and Nil as of March 31, 2023 and 2024, respectively)					471
Contract liabilities	119	17	1,579	219	4,471
Operating lease liabilities, current	5,264	750	5,613	777	9,220
Derivative liabilities	5,721	815	5,721	792	10,701
Total current liabilities	86,139	12,275	72,044	9,978	196,140
Non-current liabilities
Deferred tax liabilities	2,789	397	3,234	448	4,141
Operating lease liabilities, non-current	1,352	193	3,115	431	12,741
Other debts, non-current	40,727	5,804	43,941	6,086	102,827
Total non-current liabilities	44,868	6,394	50,290	6,965	119,709
Total liabilities	131,007	18,669	122,334	16,943	315,849
Commitments and contingencies (Note 28)
Mezzanine equity:
Redeemable non-controlling interests	8,372	1,193	7,963	1,103	7,197
Total mezzanine equity	8,372	1,193	7,963	1,103	7,197
Shareholders’ equity:
Additional paid-in capital	3,329,727	474,482	3,329,675	461,156	3,287,696
Statutory reserves	3,876	552	3,876	537	3,876
Accumulated other comprehensive loss	(40,430)	(5,761)	(39,478)	(5,468)	(37,189)
Accumulated deficit	(3,088,140)	(440,056)	(3,060,405)	(423,861)	(2,993,150)
Receivable for issuance of ordinary shares	(10,093)	(1,438)	(16,031)	(2,220)	(83,405)
Total Boqii Holding Limited shareholders’ equity	195,984	27,928	218,681	30,289	178,283
Non-controlling interests	31,986	4,558	34,237	4,742	39,471
Total shareholders’ equity	227,970	32,486	252,918	35,031	217,754
Total liabilities, mezzanine equity and shareholders’ equity	367,349	52,348	383,215	53,077	540,800
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	962	137	962	134	373
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	¥ 82	$ 12	¥ 82	$ 11	¥ 82